SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of short-term investments [Abstract]
Schedule of Short-Term Investments
As of 31, December 2017, the short-term investments are deposits amounting to US$34,043,000 (2016: all deposits matured within six months of the year end date and were classified as cash and cash equivalents).

	December 31, 2017 US$’000	December 31, 2016 US$’000
Investments (deposits)	34,043	-